CAPITAL SECURITIES (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of capital securities
The partnership has the following capital securities outstanding as of June 30, 2023 and December 31, 2022:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2023	Dec. 31, 2022
Operating Partnership Class A Preferred Equity Units:
Series 2	24,000,000	6.50%	$580	$575
Series 3	24,000,000	6.75%	560	556
New LP Preferred Units(1)	19,273,654	6.75%	474	474
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	785,432	5.25%	20	21
Series 2	485,666	5.75%	9	10
Series 3	479,173	5.00%	9	12
Series 4	499,393	5.20%	9	10
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	142	142
Subsidiary Preferred Shares and Capital - alstria office Prime Portfolio GmbH & Co. KG. (“Alstria Office Prime”)	19,472,214	n/a(2)	135	—
Brookfield India Real Estate Trust (“India REIT”)	155,003,656	n/a(3)	458	456
Capital Securities – Fund Subsidiaries			439	577
Total capital securities			$2,835	$2,833

Current			456	600
Non-current			2,379	2,233
Total capital securities			$2,835	$2,833
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)The dividend rate pertaining to Alstria Office Prime is declared annually and is neither fixed or mandatory.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.

Summary of reconciliation of cash flows from financing activities from capital securities	Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes in capital securities
(US$ Millions)	Dec. 31, 2022	Capital securities redeemed	Fair value changes	Foreign currency translation and other	Acquisition of Foreign Investments	Jun. 30, 2023
Capital securities	$2,833	(7)	(147)	24	132	$2,835